Borrowings (Narrative) (Details)			1 Months Ended			12 Months Ended
	Jan. 17, 2020 USD ($)	Sep. 21, 2017 USD ($)	Apr. 30, 2021 USD ($)	Sep. 30, 2020 USD ($) installment	Oct. 31, 2018 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 31, 2021 USD ($)	Jul. 31, 2021 COP ($)	May 31, 2021 USD ($)	May 31, 2021 COP ($)	Sep. 30, 2020 BRL (R$)	Oct. 31, 2018 BRL (R$)
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate											1.60%	1.60%
Notional amount											$ 9,388,000	$ 35,000,000,000
Payments for debt issue costs						$ 2,019,000	$ 7,507,000	$ 0
Number of Installments | installment				3
Line of credit facilities, remaining borrowing capacity						143,255,000
Borrowings						674,092,000	$ 784,586,000
Minimum
Disclosure Of Borrowings [Line Items]
Ratio Of Net Debt To Adjusted EBITDA							3.25
Ratio Of Adjusted EBITDA To Interest							2.5
Notes 2024 [Member]
Disclosure Of Borrowings [Line Items]
Notional amount			$ 255,000,000			170,000,000
Tender Consideration			1,000
Early tender payment			50
Denomination for conversion of debt			$ 1,000
Borrowings						171,880,000	$ 428,737,000
Notes 2027 [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	5.50%
Notional amount	$ 350,000,000					500,000,000
Debt Instrument Issued Price, Percent	99.285%		101.875%
Borrowings Yield Rate	5.625%		5.117%
Payments for debt issue costs	$ 5,004,000		$ 2,019,000
Debt issuance effective rate	5.88%
Borrowings						499,893,000	$ 352,113,000
New 2027 Notes [Member]
Disclosure Of Borrowings [Line Items]
Notional amount			150,000,000
Notes [Member]
Disclosure Of Borrowings [Line Items]
Notional amount			$ 105,000,000
Loss on extinguishment of debt						$ 6,308,000
Notes [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate		6.50%
Notional amount		$ 425,000,000
Payments for debt issue costs		$ 6,683,000
Debt issuance effective rate		6.90%
Banco Santander [Member]
Disclosure Of Borrowings [Line Items]
Notional amount				$ 3,441,000	$ 20,000,000				$ 9,973,000	$ 37,653,000,000	$ 9,388,000	$ 35,000,000,000	R$ 19,410,000	R$ 77,640,000
Borrowings, interest rate basis					Interbank certificate of deposit
Banco Santander [Member] | Floating interest rate [member]
Disclosure Of Borrowings [Line Items]
Adjustment to base rate				3.55%	2.25%				5.38%	5.38%	1.60%	1.60%	3.55%	2.25%